Schedule of Finite-Lived Intangible Assets (Details)	12 Months Ended
Feb. 29, 2016 CAD
Intangible Assets Schedule Of Finite-lived Intangible Assets 1	CAD 210,892
Intangible Assets Schedule Of Finite-lived Intangible Assets 2	5,272
Intangible Assets Schedule Of Finite-lived Intangible Assets 3	CAD 205,620